TAXATION - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes
Weighted average statuary tax rate	(21.00%)	(21.00%)	(21.00%)
States taxes, net of federal benefit	(7.00%)	(5.00%)	(2.00%)
Tax effect of non-deductible expenses		(4.00%)	(7.00%)
Tax effect of tax-exempt entities	2.00%	4.00%
Prior year true up	(5.00%)
Changes in valuation allowance	31.00%	26.00%	23.00%
Effective tax rate			(7.00%)